Operating Segments	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Operating Segments

15. Operating segments

Operating segments are defined as components of an enterprise that engage in business activities and for which discrete financial information is available that is evaluated on a regular basis by the Chief Operating Decision Maker (“CODM”) to make decisions about how to allocate resources and assess performance. Our CODM is defined as our Chief Executive Officer (“CEO”), Chief Financial Officer (“CFO”), and Chief Operating Officer (“COO”). Our operating segments are: Merchant Solutions, which focuses on card not present and card present solutions for small to medium size business merchants; Digital Wallets, which provides wallet based online payment solutions through our Skrill and NETELLER brands, enables consumers to use cash to facilitate online purchases through paysafecard prepaid vouchers under the paysafecard and Paysafecash brands, and also offers alternative payment platforms under the SafetyPay and PagoEfectivo brands in Latin America . These two operating segments, which are also reportable segments, as they have not been aggregated, are based on how the Company is organized, reflecting the difference in nature of the products and services they each sell. Shared costs are the cost of people and other resources consumed in activities that provide a benefit across more than one segment and are allocated to each segment and Corporate primarily based on applicable drivers including headcount, revenue and Adjusted EBITDA.

The CODM evaluates performance and allocates resources based on Adjusted EBITDA of each operating segment. Adjusted EBITDA of each operating segment includes the revenues of the segment less ordinary operating expenses that are directly related to those revenues and an allocation of shared costs. Corporate overhead costs and Corporate’s allocation of shared costs are included in Corporate in the following table. Corporate overhead costs are costs consumed in the execution of corporate activities that are not directly factored into the production of any service provided by the Company’s segments.

The CODM does not receive segment asset data to evaluate performance or allocate resources and therefore such information is not presented.

The information below summarizes revenue and Adjusted EBITDA by segment for the three months ended June 30, 2024:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Revenue from external customers	$249,569	$181,505	$—	$—	$431,074
Interest Revenue	682	8,168	—	—	8,850
Intersegment Revenue (2)	4,727	—	—	(4,727)	—
Total Revenue	$254,978	$189,673	$—	$(4,727)	$439,924
Adjusted EBITDA	$56,511	$82,413	$(19,918)	$—	$119,006

The information below summarizes revenue and Adjusted EBITDA by segment for the three months ended June 30, 2023:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Revenue from external customers	$222,533	$169,714	$—	$—	$392,247
Interest Revenue	726	9,365	—	—	10,091
Intersegment Revenue (2)	2,439	—	—	(2,439)	—
Total Revenue	$225,698	$179,079	$—	$(2,439)	$402,338
Adjusted EBITDA	$55,769	$77,211	$(19,949)	$—	$113,031

The information below summarizes revenue and Adjusted EBITDA by segment for the six months ended June 30, 2024:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Revenue from external customers	$476,236	$363,101	$—	$—	$839,337
Interest Revenue	1,300	17,025	—	—	18,325
Intersegment Revenue (2)	8,840	4	—	(8,844)	—
Total Revenue	$486,376	$380,130	$—	$(8,844)	$857,662
Adjusted EBITDA	$105,689	$165,687	$(40,454)	$—	$230,922

The information below summarizes revenue and Adjusted EBITDA by segment for the six months ended June 30, 2023:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Revenue from external customers	$428,895	$343,659	$—	$—	$772,554
Interest Revenue	765	16,868	—	—	17,633
Intersegment Revenue (2)	4,559	—	—	(4,559)	—
Total Revenue	$434,219	$360,527	$—	$(4,559)	$790,187
Adjusted EBITDA	$108,105	$156,420	$(43,679)	$—	$220,846
(1)
Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company.
(2)
Intersegment revenue and related eliminations are primarily for processing of credit card transactions between segments.

A reconciliation of total segments Adjusted EBITDA to the Company’s income before taxes is as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
Segments Adjusted EBITDA	$138,924	$132,980	$271,376	$264,525
Corporate costs	(19,918)	(19,949)	(40,454)	(43,679)
Depreciation and amortization	(68,630)	(66,425)	(136,940)	(129,972)
Share-based compensation	(12,966)	(10,907)	(22,325)	(18,123)
Restructuring and other costs	(728)	(1,340)	(1,180)	(3,330)
Impairment expense on goodwill and intangible assets	(23)	(193)	(676)	(275)
Other income, net	4,397	7,376	16,752	9,923
Loss on disposal of subsidiaries and other assets, net	(144)	—	(321)	—
Interest expense, net	(37,135)	(36,762)	(72,100)	(74,218)
Income before taxes	$3,777	$4,780	$14,132	$4,851